STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2011
Ordinary shares issued price per share, one (in dollars per share)		$ 0.001
Ordinary shares issued price per share, two (in dollars per share)		$ 0.001
Offering costs and underwriter discount for initial public offering			$ 2,320,344
Offering Costs And Underwriter Discount For Initial Public Offering Per share			$ 10
Underwriter discount for underwriter over allotment exercise			$ 26,488
Underwriter Discount For Underwriter Over Allotment Exercise Per share			$ 10
Proceeds subject to possible redemption, shares (in shares)			3,031,969
Forfeiture of units due to underwriters partial exercise of over-allotment, shares (in shares)			165,592
Share Issued For Non Employee Service, Per Share Value	$ 10